Trade and Other Payables (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) Integer	Dec. 31, 2018 USD ($) Integer	Dec. 31, 2017 USD ($)
TradeAndOtherPayablesLineItems [Line Items]
Number of annual installments | Integer	3	3
Installment due date	Dec. 31, 2019	Dec. 31, 2019
Installment extended due date	Jan. 31, 2020	Jan. 31, 2020
Legal remaining balance for payment	$ 635
U.S. $ [Member]
TradeAndOtherPayablesLineItems [Line Items]
Legal counsel due		$ 16,557
Legal fees		15,821
Payment for installment		5,274	$ 5,274
U.S. $ [Member] | First Instalment December 2017 [Member]
TradeAndOtherPayablesLineItems [Line Items]
Legal counsel due		735
Payment for installment		100
U.S. $ [Member] | Final Installment December 2019 [Member]
TradeAndOtherPayablesLineItems [Line Items]
Payment for installment		$ 5,274